Business Combinations - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 04, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 25, 2016
Disclosure of detailed information about business combination [line items]
Pretax income (loss)		R$ 1,090,655	R$ 442,339	R$ (95,665)
Equals S.A. [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest					30.00%
Reason for business acquisition	The objective of the acquisition was to enable the Group to expand in the Brazilian payments market and to offer additional services and value added to its clients and business partners in the industry.
Contributed total revenue from acquisition date			5,389
Contributed total pretax income (loss			669
Revenue of combined entity as if combination occurred at beginning of period			14,370
Profit (loss) before tax of combined entity as if combination occurred at beginning of period			(385)
Revenue			1,588,161
Pretax income (loss)			R$ 441,071
Option to acquire additional interest					20.00%
Option to acquire additional interest value					R$ 2,000
Percentage of remaining interest of outstanding equity interest	44.00%
Gain for difference between previously held interest	R$ 21,441
Total fair value of consideration transferred to selling shareholders	25,000
Total Carrying value of consideration transferred to selling shareholders	3,559
Acquisition-related transaction costs	R$ 100